Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 26, 2025	Jan. 15, 2025
Document Information [Line Items]
Entity Central Index Key	0002033615
Entity Registrant Name	MAGNOLIA BANCORP, INC.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Entity File Number	333-281796
Entity Incorporation, State or Country Code	LA
Entity Tax Identification Number	99-2913448
Entity Address, Address Line One	2900 Clearview Parkway
Entity Address, City or Town	Metairie
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70006
City Area Code	504
Local Phone Number	455-2444
Title of 12(g) Security	Common Stock, $.01 par value per share
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float			$ 8
Entity Common Stock, Shares Outstanding		833,750
Auditor Name	EisnerAmper LLP
Auditor Location	Metairie, Louisiana
Auditor Firm ID	274